                                                             Internal Fee Funds


                        FRANK RUSSELL INVESTMENT COMPANY

                       SUPPLEMENT DATED DECEMBER 22, 1995

                     TO THE PROSPECTUS DATED APRIL 1, 1995
                   (AS SUPPLEMENTED THROUGH AUGUST 21, 1995)


Effective December 22, 1995, the Special Growth Fund will be managed by the following money managers.


                              SPECIAL GROWTH FUND

        Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

        Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York State chartered bank.

        GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and a SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr.
        and Marina L. Marrelli.

        Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

        Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

        Wellington Management Company, 75 State Street, Boston, MA 02109, is a private Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan W. McFarland, and John B. Neff.

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                                                              Internal Fee Funds

Effective December 31, 1995, the Limited Volatility Tax Free and Quantitative Equity Funds will be managed by the following money managers.

                        Limited Volatility Tax Free Fund

        MFS Asset Management, Inc., 500 Boylston Street, Boston, MA 02116, a wholly owned, indirect subsidiary of Sun Life Assurance Company of Canada (US), a mutual insurance company.

        T. Rowe Price Associates, Inc., 100 E. Pratt Street, Baltimore, MD 21202, whose stock is publicly traded, a large portion of which is held by active employees.


                            Quantitative Equity Fund

        Franklin Portfolio Associates Trust, One Post Office Square, Suite 3660, Boston, MA 02109, a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.

        J.P. Morgan Investment Management Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

        BZW Barclays Global Fund Advisors, 45 Fremont St., 17th Floor, San Francisco, CA 94105, is an indirect, wholly owned subsidiary of Barclays Bank PLC.

                                                             EXTERNAL FEE FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY

                       SUPPLEMENT DATED DECEMBER 22, 1995

                     TO THE PROSPECTUS DATED APRIL 1, 1995
                   (AS SUPPLEMENTED THROUGH AUGUST 21, 1995)

Effective December 22, 1995, the Equity II Fund will be managed by the following money managers.

                                 EQUITY II FUND

        Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110, is 100% owned by Scott Black.

        Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048, an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York State chartered bank.

        GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121, is a California limited partnership and a SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

        Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068, is 100% owned by Bruce Jacobs and Kenneth Levy.

        Sirach Capital Management, Inc., One Union Square, Suite 3323, 600 Union Street, Seattle, WA 98101, a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

        Wellington Management Company, 75 State Street, Boston, MA 02109, is a private Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan W. McFarland, and John B. Neff.

                                                              External Fee Funds

Effective December 31, 1995, the Equity Q Fund will be managed by the following money managers.

                                 Equity Q Fund

        Franklin Portfolio Associates Trust, One Post Office Square, Suite 3660, Boston, MA 02109, a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.

        J.P. Morgan Investment Management Inc., 522 Fifth Ave., 14th Floor, New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

        BZW Barclays Global Fund Advisors, 45 Fremont St., 17th Floor, San Francisco, CA 94105, is an indirect, wholly owned subsidiary of Barclays Bank PLC.

                                                                 Specialty Funds


                        Frank Russell Investment Company

                       Supplement Dated December 22, 1995

                     to the Prospectus Dated June 30, 1995

Effective December 31, 1995, the Limited Volatility Tax Free Fund will be managed by the following money managers.


                        Limited Volatility Tax Free Fund

        MFS Asset Management, Inc., 500 Boylston Street, Boston, MA 02116, a wholly owned, indirect subsidiary of Sun Life Assurance Company of Canada (US), a mutual insurance company.

        T. Rowe Price Associates, Inc., 100 E. Pratt Street, Baltimore, MD 21202, whose stock is publicly traded, a large portion of which is held by active employees.